Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.1%)
ArcelorMittal 3.600%, 7/16/24	225,000	223
Celanese US Holdings LLC 6.050%, 3/15/25	334,000	335
Celulosa Arauco y Constitucion SA 4.500%, 8/1/24	365,000	363
LYB International Finance III LLC 1.250%, 10/1/25	373,000	350
Newmont Corp. / Newcrest Finance Pty, Ltd. 5.300%, 3/15/26 144A	240,000	241
Nucor Corp. 3.950%, 5/23/25	275,000	271
Nutrien, Ltd. 4.900%, 3/27/28	240,000	239
POSCO 4.375%, 8/4/25 §	1,000,000	984
The Sherwin-Williams Co.
4.050%, 8/8/24	155,000	154
4.250%, 8/8/25	230,000	227
Steel Dynamics, Inc. 2.800%, 12/15/24	200,000	196
Westlake Chemical Corp. 0.875%, 8/15/24	435,000	427

Total		4,010

Communications (2.9%)
AT&T, Inc. 4.100%, 2/15/28	205,000	199
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 7/23/25	2,090,000	2,064
6.150%, 11/10/26	255,000	257
Cox Communications, Inc.
3.150%, 8/15/24 144A	1,023,000	1,012
3.500%, 8/15/27 144A	215,000	204
Crown Castle Towers LLC 4.241%, 7/15/48 144A	175,000	167
KT Corp. 4.000%, 8/8/25 144A	1,020,000	1,001
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	926
NTT Finance Corp.
4.142%, 7/26/24 144A	200,000	199
4.239%, 7/25/25 144A	200,000	197
Rogers Communications, Inc.
2.950%, 3/15/25	930,000	907
3.200%, 3/15/27	690,000	655
5.000%, 2/15/29	570,000	566
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	445
3.500%, 4/15/25	595,000	583
Verizon Communications, Inc.
0.850%, 11/20/25	500,000	466
1.450%, 3/20/26	650,000	606

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Communications continued
2.625%, 8/15/26	845,000	801

Total		11,255

Consumer, Cyclical (5.9%)
Advance Auto Parts, Inc. 5.900%, 3/9/26	475,000	474
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	170,908	166
Aptiv PLC / Aptiv Corp. 2.396%, 2/18/25	130,000	126
AutoZone, Inc.
3.125%, 4/18/24	515,000	514
6.250%, 11/1/28	370,000	388
Brunswick Corp. 0.850%, 8/18/24	685,000	672
Daimler Finance North America LLC
1.625%, 12/13/24 144A	580,000	564
5.000%, 1/15/27 144A	190,000	189
5.150%, 1/16/26 144A	165,000	164
Dollar General Corp.
4.625%, 11/1/27	145,000	143
5.200%, 7/5/28	347,000	349
Ford Motor Credit Co. LLC
5.125%, 6/16/25	605,000	600
5.800%, 3/5/27	485,000	487
General Motors Financial Co., Inc.
2.900%, 2/26/25	965,000	941
5.400%, 4/6/26	300,000	300
5.400%, 5/8/27	235,000	236
Genuine Parts Co. 1.750%, 2/1/25	220,000	213
Hasbro, Inc. 3.000%, 11/19/24	1,030,000	1,012
Hyundai Capital America
0.875%, 6/14/24 144A	510,000	505
1.000%, 9/17/24 144A	255,000	249
5.250%, 1/8/27 144A	200,000	200
5.500%, 3/30/26 144A	270,000	270
5.600%, 3/30/28 144A	350,000	354
6.250%, 11/3/25 144A	260,000	263
Hyundai Motor Co.
2.125%, 4/24/25 144A	200,000	193
Lowe’s Companies, Inc.
3.350%, 4/1/27	175,000	167
4.400%, 9/8/25	660,000	652
4.800%, 4/1/26	385,000	383
Marriott International, Inc.
3.600%, 4/15/24	1,160,000	1,159
3.750%, 3/15/25	110,000	108
5.450%, 9/15/26	195,000	196
5.750%, 5/1/25	120,000	120
Mattel, Inc.
3.375%, 4/1/26 144A	445,000	426
5.875%, 12/15/27 144A	485,000	487

Short-Term Bond Portfolio

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26 144A	410,000	408
4.800%, 1/11/27 144A	1,170,000	1,166
Nordstrom, Inc. 2.300%, 4/8/24	85,000	85
O’Reilly Automotive, Inc. 5.750%, 11/20/26	380,000	386
Ross Stores, Inc.
0.875%, 4/15/26	625,000	574
3.375%, 9/15/24	135,000	133
4.600%, 4/15/25	1,355,000	1,342
Starbucks Corp. 4.750%, 2/15/26	465,000	462
Tapestry, Inc.
7.000%, 11/27/26	95,000	98
7.050%, 11/27/25	80,000	82
Toyota Motor Credit Corp. 3.050%, 3/22/27	325,000	309
VF Corp.
2.400%, 4/23/25	881,000	848
2.800%, 4/23/27	455,000	414
Volkswagen Group of America Finance LLC
3.950%, 6/6/25 144A	390,000	383
5.700%, 9/12/26 144A	335,000	338
5.800%, 9/12/25 144A	395,000	397
6.000%, 11/16/26 144A	380,000	387
WarnerMedia Holdings, Inc.
3.755%, 3/15/27	1,545,000	1,474
6.412%, 3/15/26	275,000	275

Total		22,831

Consumer, Non-cyclical (8.7%)
AbbVie, Inc.
2.600%, 11/21/24	1,935,000	1,900
2.950%, 11/21/26	1,120,000	1,067
4.800%, 3/15/27	395,000	395
AstraZeneca Finance LLC 1.200%, 5/28/26	805,000	744
BAT International Finance PLC
1.668%, 3/25/26	475,000	442
4.448%, 3/16/28	1,010,000	981
Becton Dickinson and Co.
3.363%, 6/6/24	690,000	687
3.734%, 12/15/24	170,000	168
4.693%, 2/13/28	805,000	797
Bristol-Myers Squibb Co. 4.900%, 2/22/27	290,000	291
4.900%, 2/22/29	330,000	331
4.950%, 2/20/26	220,000	220
Campbell Soup Co. 5.200%, 3/19/27	305,000	306
Cardinal Health, Inc. 3.079%, 6/15/24	310,000	308
3.500%, 11/15/24	525,000	517
Coca-Cola European Partners PLC
0.800%, 5/3/24 144A	1,335,000	1,329
1.500%, 1/15/27 144A	200,000	181
Constellation Brands, Inc. 3.600%, 5/9/24	485,000	484

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
CSL Finance PLC
3.850%, 4/27/27 144A	200,000	193
CVS Health Corp.
1.300%, 8/21/27	945,000	838
2.875%, 6/1/26	265,000	253
3.000%, 8/15/26	220,000	210
5.000%, 2/20/26	560,000	558
Element Fleet Management Corp.
5.643%, 3/13/27 144A	355,000	356
Elevance Health, Inc. 5.350%, 10/15/25	180,000	180
ERAC USA Finance LLC
4.600%, 5/1/28 144A	735,000	726
5.000%, 2/15/29 144A	280,000	280
HCA, Inc.
3.125%, 3/15/27	580,000	548
5.375%, 2/1/25	350,000	349
5.875%, 2/15/26	390,000	392
Health Care Service Corp.
1.500%, 6/1/25 144A	780,000	744
HPHT Finance 19, Ltd. 2.875%, 11/5/24 §	1,200,000	1,179
Humana, Inc.
1.350%, 2/3/27	75,000	67
3.850%, 10/1/24	545,000	540
4.500%, 4/1/25	565,000	559
5.750%, 3/1/28	140,000	143
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	1,055,000	1,046
4.250%, 7/21/25 144A	710,000	697
IQVIA, Inc. 6.250%, 2/1/29	255,000	265
JDE Peet’s NV 0.800%, 9/24/24 144A	295,000	288
Mars, Inc. 4.550%, 4/20/28 144A	770,000	762
Mondelez International, Inc.
2.625%, 3/17/27	415,000	389
4.250%, 9/15/25 144A	305,000	300
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	98
Pelabuhan Indonesia Persero PT 4.875%, 10/1/24	950,000	945
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	372,000	365
Pfizer Investment Enterprises Pte., Ltd.
4.450%, 5/19/26	985,000	975
4.450%, 5/19/28	400,000	394
Philip Morris International, Inc.
4.875%, 2/13/26	490,000	488
5.000%, 11/17/25	295,000	294
5.125%, 11/15/24	585,000	584
Revvity, Inc. 0.850%, 9/15/24	745,000	728
S&P Global, Inc. 2.450%, 3/1/27	1,120,000	1,048
Solventum Corp. 5.450%, 2/25/27 144A	725,000	727
UnitedHealth Group, Inc.
3.700%, 5/15/27	605,000	587

Short-Term Bond Portfolio

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.250%, 2/15/28	380,000	387
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	935,000	903
Viatris, Inc.
1.650%, 6/22/25	800,000	761
2.300%, 6/22/27	429,000	389
Viterra Finance BV 4.900%, 4/21/27 144A	600,000	590

Total		33,273

Energy (2.7%)
Aker BP ASA 2.000%, 7/15/26 144A	246,000	227
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	760,000	727
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	910,000	910
Columbia Pipelines Holding Co. LLC 6.055%, 8/15/26 144A	90,000	91
DCP Midstream Operating LP 5.375%, 7/15/25	1,040,000	1,036
Enbridge, Inc.
2.500%, 1/15/25	640,000	625
2.500%, 2/14/25	330,000	321
5.900%, 11/15/26	230,000	234
6.000%, 11/15/28	190,000	198
Energy Transfer LP
2.900%, 5/15/25	115,000	112
4.250%, 4/1/24	35,000	35
6.050%, 12/1/26	875,000	892
Equinor ASA 2.875%, 4/6/25	880,000	860
Gray Oak Pipeline LLC 2.600%, 10/15/25 144A	205,000	196
ONEOK, Inc. 5.550%, 11/1/26	410,000	414
Ovintiv, Inc. 5.650%, 5/15/25	465,000	465
Pioneer Natural Resources Co. 5.100%, 3/29/26	505,000	504
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	700,000	699
5.750%, 5/15/24	100,000	100
TransCanada PipeLines, Ltd. 6.203%, 3/9/26	910,000	910
The Williams Cos., Inc. 5.400%, 3/2/26	985,000	988

Total		10,544

Financial (18.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/24	331,000	323
6.100%, 1/15/27	420,000	427
6.450%, 4/15/27 144A	842,000	865
American Express Co. 2.250%, 3/4/25	975,000	948
5.098%, (US SOFR plus 1.000%), 2/16/28 α	215,000	215
American Tower Corp. 1.600%, 4/15/26	931,000	865

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
2.400%, 3/15/25	360,000	349
3.550%, 7/15/27	379,000	360
Athene Global Funding
1.716%, 1/7/25 144A	930,000	902
5.684%, 2/23/26 144A	550,000	552
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	568
2.875%, 2/15/25 144A	435,000	423
3.950%, 7/1/24 144A	130,000	129
5.750%, 3/1/29 144A	390,000	388
6.375%, 5/4/28 144A	185,000	189
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	253
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico 5.375%, 4/17/25 §	800,000	797
Banco Santander SA 3.496%, 3/24/25	600,000	589
5.552%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.250%), 3/14/28 α	400,000	400
5.770%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24 α	600,000	600
Bank Mandiri Persero Tbk PT 5.500%, 4/4/26 §	670,000	670
Bank of America Corp.
0.976%, (US SOFR plus 0.690%), 4/22/25 α	605,000	603
1.734%, (US SOFR plus 0.960%), 7/22/27 α	415,000	383
3.384%, (US SOFR plus 1.330%), 4/2/26 α	580,000	567
3.841%, (US SOFR plus 1.110%), 4/25/25 α	415,000	414
5.080%, (US SOFR plus 1.290%), 1/20/27 α	395,000	393
Bank of Montreal
3.700%, 6/7/25	775,000	760
4.250%, 9/14/24	390,000	388
5.300%, 6/5/26	455,000	456
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26 α	515,000	509
4.947%, (US SOFR plus 1.026%), 4/26/27 α	560,000	557
5.148%, (US SOFR plus 1.067%), 5/22/26 α	410,000	409
Banque Federative du Credit Mutuel SA
0.998%, 2/4/25 144A	665,000	640
4.935%, 1/26/26 144A	400,000	397
Barclays PLC
5.304%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/9/26 α	385,000	383
5.674%, (US SOFR plus 1.490%), 3/12/28 α	215,000	216
7.325%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.050%), 11/2/26 α	390,000	400
BPCE SA 4.500%, 3/15/25 144A	790,000	778
Brighthouse Financial Global Funding
1.000%, 4/12/24 144A	495,000	494
1.550%, 5/24/26 144A	145,000	133
Brixmor Operating Partnership LP 3.650%, 6/15/24	440,000	438

Short-Term Bond Portfolio

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
CaixaBank SA
6.208%, (US SOFR plus 2.700%), 1/18/29 144A α	590,000	602
6.684%, (US SOFR plus 2.080%), 9/13/27 144A α	615,000	628
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26 α	585,000	569
4.985%, (US SOFR plus 2.160%), 7/24/26 α	460,000	457
5.700%, (US SOFR plus 1.905%), 2/1/30 α	250,000	252
6.312%, (US SOFR plus 2.640%), 6/8/29 α	255,000	262
7.149%, (US SOFR plus 2.440%), 10/29/27 α	240,000	250
The Charles Schwab Corp. 2.450%, 3/3/27	906,000	844
Citigroup, Inc.
0.981%, (US SOFR plus 0.669%), 5/1/25 α	500,000	498
3.106%, (US SOFR plus 2.842%), 4/8/26 α	650,000	634
4.140%, (US SOFR plus 1.372%), 5/24/25 α	555,000	553
4.400%, 6/10/25	250,000	247
5.174%, (US SOFR plus 1.364%), 2/13/30 α	375,000	373
CNO Global Funding
1.650%, 1/6/25 144A	685,000	662
1.750%, 10/7/26 144A	830,000	756
Cooperatieve Rabobank UA 3.875%, 8/22/24	355,000	353
Corebridge Financial, Inc. 3.500%, 4/4/25	455,000	445
Corebridge Global Funding 5.200%, 1/12/29 144A	185,000	185
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	193
Crown Castle International Corp.
1.050%, 7/15/26	615,000	559
2.900%, 3/15/27	580,000	543
4.450%, 2/15/26	570,000	561
Crown Castle, Inc. 5.000%, 1/11/28	185,000	183
Crown Castle, Inc. 5.600%, 6/1/29	295,000	299
Danske Bank A/S
5.427%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 3/1/28 144A α	390,000	391
6.259%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.180%), 9/22/26 144A α	265,000	268
Discover Bank 2.450%, 9/12/24	580,000	571
Equitable Financial Life Global Funding
1.000%, 1/9/26 144A	210,000	194
1.100%, 11/12/24 144A	530,000	515
1.400%, 7/7/25 144A	75,000	71
1.700%, 11/12/26 144A	305,000	278
Essex Portfolio LP 3.875%, 5/1/24	600,000	599
Fifth Third Bancorp 6.339%, (US SOFR plus 2.340%), 7/27/29 α	210,000	216
Fifth Third Bank NA 5.852%, (US SOFR Index plus 1.230%), 10/27/25 α	1,235,000	1,234

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
First American Financial Corp. 4.600%, 11/15/24	195,000	193
The Goldman Sachs Group, Inc.
3.500%, 4/1/25	490,000	481
4.482%, (US SOFR plus 1.725%), 8/23/28 α	390,000	381
5.700%, 11/1/24	230,000	230
5.798%, (US SOFR plus 1.075%), 8/10/26 α	625,000	627
5.823%, (US SOFR plus 0.486%), 10/21/24	315,000	315
5.824%, (US SOFR plus 0.505%), 9/10/24	335,000	335
HSBC Holdings PLC 1.645%, (US SOFR plus 1.538%), 4/18/26 α	910,000	872
Huntington National Bank 5.699%, (US SOFR plus 1.215%), 11/18/25 α	270,000	268
Jackson National Life Global Funding 1.750%, 1/12/25 144A	620,000	601
JPMorgan Chase & Co.
0.824%, (US SOFR 3 Month plus 0.540%), 6/1/25 α	560,000	555
2.083%, (US SOFR plus 1.850%), 4/22/26 α	890,000	858
4.080%, (US SOFR plus 1.320%), 4/26/26 α	865,000	852
5.040%, (US SOFR plus 1.190%), 1/23/28 α	375,000	374
6.222%, (US SOFR plus 0.885%), 4/22/27	350,000	351
Kilroy Realty LP 4.375%, 10/1/25	180,000	176
LeasePlan Corp. NV 2.875%, 10/24/24 144A	1,005,000	989
Lloyds Banking Group PLC
5.462%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.375%), 1/5/28 α	460,000	460
LPL Financial Holdings, Inc. 6.750%, 11/17/28	190,000	199
LSEGA Financing PLC 0.650%, 4/6/24 144A	1,105,000	1,104
Marsh & McLennan Cos., Inc. 3.750%, 3/14/26	105,000	103
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25 α	785,000	773
Morgan Stanley
1.164%, (US SOFR plus 0.560%), 10/21/25 α	445,000	433
2.630%, (US SOFR plus 0.940%), 2/18/26 α	545,000	530
3.620%, (US SOFR plus 1.160%), 4/17/25 α	390,000	390
6.138%, (US SOFR plus 1.770%), 10/16/26 α	525,000	531
Morgan Stanley Bank NA 4.754%, 4/21/26	475,000	472
Nasdaq, Inc. 5.650%, 6/28/25	95,000	95
NatWest Markets PLC 0.800%, 8/12/24 144A	390,000	383
Northern Trust Corp. 3.950%, 10/30/25	330,000	323
The PNC Financial Services Group, Inc.
4.758%, (US SOFR Index plus 1.085%), 1/26/27 α	575,000	570
5.300%, (US SOFR plus 1.342%), 1/21/28 α	155,000	155

Short-Term Bond Portfolio

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.671%, (US SOFR Index plus 1.090%), 10/28/25 α	760,000	760
5.812%, (US SOFR plus 1.322%), 6/12/26 α	215,000	216
Principal Life Global Funding II 0.750%, 4/12/24 144A	530,000	529
Public Storage 5.807%, (US SOFR plus 0.470%), 4/23/24	280,000	280
Realty Income Corp. 5.050%, 1/13/26	140,000	140
Royal Bank of Canada 4.875%, 1/19/27	865,000	863
Santander Holdings USA, Inc. 2.490%, (US SOFR plus 1.249%), 1/6/28 α	410,000	373
SBA Tower Trust
1.631%, 5/15/51 144A	280,000	253
1.884%, 1/15/26 144A	160,000	149
2.836%, 1/15/50 144A	770,000	752
3.869%, 10/15/49 144A	120,000	119
6.599%, 11/15/52 144A	619,000	634
Simon Property Group LP
2.000%, 9/13/24	225,000	221
3.375%, 10/1/24	450,000	445
Societe Generale SA
5.519%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.500%), 1/19/28 144A α	970,000	963
Standard Chartered PLC
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A α	255,000	248
State Bank of India 1.800%, 7/13/26	1,050,000	970
State Street Corp.
4.857%, (US SOFR plus 0.604%), 1/26/26 α	245,000	244
5.104%, (US SOFR plus 1.130%), 5/18/26 α	385,000	384
5.272%, 8/3/26	685,000	689
Svenska Handelsbanken AB 0.550%, 6/11/24 144A	420,000	416
Synchrony Financial 4.250%, 8/15/24	1,130,000	1,123
The Toronto-Dominion Bank
4.285%, 9/13/24	985,000	979
5.532%, 7/17/26	970,000	978
Truist Financial Corp. 5.719%, (US SOFR plus 0.400%), 6/9/25	410,000	409
UBS AG 0.700%, 8/9/24 144A	280,000	275
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A α	215,000	196
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A α	200,000	197
4.490%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 8/5/25 144A α	565,000	562
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	425,000	434

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28 α	780,000	764
5.727%, (US SOFR plus 1.430%), 10/21/26 α	320,000	322
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26 α	400,000	385
3.908%, (US SOFR plus 1.320%), 4/25/26 α	610,000	599
4.540%, (US SOFR plus 1.560%), 8/15/26 α	590,000	582
The Western Union Co. 2.850%, 1/10/25	1,225,000	1,198
WP Carey, Inc. 4.600%, 4/1/24	805,000	805

Total		69,810

Industrial (2.6%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	450,000	442
Amphenol Corp.
2.050%, 3/1/25	405,000	392
4.750%, 3/30/26	205,000	203
BAE Systems PLC 5.000%, 3/26/27 144A	450,000	449
Canadian Pacific Railway Co.
1.350%, 12/2/24	725,000	705
1.750%, 12/2/26	315,000	289
DAE Funding LLC 1.550%, 8/1/24 144A	265,000	261
GATX Corp.
3.250%, 3/30/25	870,000	849
3.250%, 9/15/26	360,000	344
3.850%, 3/30/27	164,000	158
5.400%, 3/15/27	390,000	393
Mohawk Industries, Inc. 5.850%, 9/18/28	310,000	319
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	469
Owens Corning, Inc. 3.400%, 8/15/26	66,000	63
Parker Hannifin Corp. 3.650%, 6/15/24	875,000	871
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.700%, 11/1/24 144A	497,000	488
3.450%, 7/1/24 144A	200,000	199
5.350%, 1/12/27 144A	190,000	190
5.750%, 5/24/26 144A	980,000	987
Regal Rexnord Corp. 6.050%, 2/15/26 144A	370,000	372
Republic Services, Inc.
0.875%, 11/15/25	120,000	112
2.500%, 8/15/24	495,000	489
SMBC Aviation Capital Finance DAC 3.550%, 4/15/24 144A	400,000	400
Tyco Electronics Group SA 4.500%, 2/13/26	530,000	524

Total		9,968

Short-Term Bond Portfolio

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Technology (2.1%)
Analog Devices, Inc. 5.601%, (US SOFR Index plus 0.250%), 10/1/24	170,000	170
CDW LLC / CDW Finance Corp. 5.500%, 12/1/24	180,000	179
Fiserv, Inc.
2.750%, 7/1/24	800,000	794
5.150%, 3/15/27	480,000	482
Fortinet, Inc. 1.000%, 3/15/26	380,000	350
Microchip Technology, Inc. 0.983%, 9/1/24	560,000	549
Micron Technology, Inc.
4.185%, 2/15/27	95,000	93
4.975%, 2/6/26	100,000	99
5.375%, 4/15/28	575,000	581
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25	445,000	432
3.150%, 5/1/27	40,000	38
3.875%, 6/18/26	340,000	330
4.400%, 6/1/27	80,000	78
Oracle Corp. 2.500%, 4/1/25	1,250,000	1,212
Qorvo, Inc. 1.750%, 12/15/24	275,000	267
Roper Technologies, Inc.
1.000%, 9/15/25	115,000	108
2.350%, 9/15/24	165,000	162
Take-Two Interactive Software, Inc.
3.550%, 4/14/25	295,000	289
5.000%, 3/28/26	585,000	582
Western Digital Corp. 4.750%, 2/15/26	990,000	967
Workday, Inc. 3.500%, 4/1/27	265,000	254

Total		8,016

Utilities (2.7%)
The AES Corp. 3.300%, 7/15/25 144A	365,000	354
American Electric Power Co., Inc. 5.200%, 1/15/29	675,000	677
APT Pipelines, Ltd. 4.200%, 3/23/25 144A	1,335,000	1,315
Constellation Energy Generation LLC 5.600%, 3/1/28	315,000	321
DTE Energy Co. 4.220%, 11/1/24	550,000	545
Enel Finance International NV
1.375%, 7/12/26 144A	645,000	590
2.650%, 9/10/24 144A	1,000,000	986
6.800%, 10/14/25 144A	200,000	204
Exelon Corp. 5.150%, 3/15/29	200,000	200
Georgia Power Co. 5.004%, 2/23/27	175,000	175
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	627
4.450%, 6/20/25	540,000	533
5.749%, 9/1/25	280,000	281

Corporate Bonds (46.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
6.051%, 3/1/25	255,000	256
NiSource, Inc. 5.250%, 3/30/28	130,000	131
NRG Energy, Inc.
3.750%, 6/15/24 144A	270,000	268
Pacific Gas & Electric Co. 3.500%, 6/15/25	555,000	541
PacifiCorp 5.100%, 2/15/29	240,000	242
Sempra
3.300%, 4/1/25	385,000	377
5.400%, 8/1/26	270,000	271
Southern California Gas Co. 2.950%, 4/15/27	410,000	387
Terraform Global Operating LP 6.125%, 3/1/26 144A	915,000	902
Vistra Operations Co. LLC 5.125%, 5/13/25 144A	234,000	232

Total		10,415

Total Corporate Bonds (Cost: $182,400)		180,122

Governments (22.2%)
Governments (22.2%)
Korea Electric Power Corp. 5.375%, 4/6/26 144A	1,000,000	1,003
Korea Housing Finance Corp. 4.625%, 2/24/28 144A	960,000	955
Korea Hydro & Nuclear Power Co., Ltd.
1.250%, 4/27/26 144A	795,000	733
4.250%, 7/27/27 144A	220,000	214
5.000%, 7/18/28 144A	250,000	250
US Treasury
4.000%, 12/15/25	1,025,000	1,012
4.250%, 12/31/25	14,620,000	14,500
4.250%, 1/31/26 b	25,710,000	25,507
4.500%, 11/15/25	1,300,000	1,294
4.500%, 3/31/26	11,585,000	11,556
4.625%, 2/28/26	23,470,000	23,451
4.875%, 11/30/25	2,635,000	2,639
5.000%, 9/30/25	485,000	486
US Treasury Inflation Index Bond 2.375%, 10/15/28	1,866,557	1,910

Total		85,510

Total Governments (Cost: $85,871)		85,510

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp. 1.711%, 6/1/24 RB	435,000	432

Total Municipal Bonds (Cost: $435)		432

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (15.3%)
Ally Auto Receivables Trust, Series 2023-A, Class B 6.010%, 1/17/34 144A	89,190	89
Ally Auto Receivables Trust, Series 2023-A, Class C 6.080%, 1/17/34 144A	165,680	167
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	36,378	36
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	311
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	245,000	238
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	430,000	415
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	255
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	533
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C 5.800%, 12/18/28	380,000	383
Apidos CLO, Ltd., Series 2018-18A, Class AR 6.472%, (US SOFR 3 Month plus 1.150%), 10/22/30 144A	800,000	798
Atrium XIII 6.470%, (US SOFR 3 Month plus 1.150%), 11/21/30 144A	495,000	495
Auxilior Term Funding LLC, Series 2023-1A, Class A2 6.180%, 12/15/28 144A	575,000	578
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	241
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C 9.270%, 4/20/27 144A	165,000	165
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C 6.180%, 10/20/27 144A	120,000	120
AXIS Equipment Finance Receivables LLC, Series 2021-1A, Class D 2.300%, 11/22/27 144A	280,000	272
AXIS Equipment Finance Receivables LLC, Series 2024-1A, Class A2 5.380%, 1/21/31 144A	175,000	175
AXIS Equipment Finance Receivables LLC, Series 2024-1A, Class C 5.550%, 1/21/31 144A	125,000	125
Ballyrock, Ltd.
6.636%, (US SOFR 3 Month plus 1.322%), 4/15/34 144A	250,000	249
Bayview Opportunity Master Fund Trust, Series 2024-CAR1, Class A
6.572%, (US 30 Day Average SOFR plus 1.100%), 12/26/31 144A Æ	265,000	265

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	107,905	104
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27	300,000	291
CarMax Auto Owner Trust, Series 2023-2, Class C 5.570%, 11/15/28	585,000	583
CarMax Auto Owner Trust, Series 2023-2, Class D 6.550%, 10/15/29	390,000	394
CarMax Auto Owner Trust, Series 2023-3, Class B 5.470%, 2/15/29	225,000	225
CarMax Auto Owner Trust, Series 2023-3, Class C 5.610%, 2/15/29	655,000	655
CarMax Auto Owner Trust, Series 2023-3, Class D 6.440%, 12/16/30	210,000	212
CarMax Auto Owner Trust, Series 2024-1, Class A4 4.940%, 8/15/29	150,000	150
CarMax Auto Owner Trust, Series 2024-1, Class C 5.470%, 8/15/29	290,000	289
Cedar Funding, Ltd., Series 2018-7A, Class A1
6.579%, (US SOFR 3 Month plus 1.262%), 1/20/31 144A	256,251	256
Cedar Funding, Ltd., Series 2021-14A, Class A
6.676%, (US SOFR 3 Month plus 1.362%), 7/15/33 144A	695,000	694
CIFC Funding, Ltd., Series 2014-2RA, Class A1
6.630%, (US SOFR 3 Month plus 1.312%), 4/24/30 144A	619,917	620
CIFC Funding, Ltd., Series 2021-4A, Class A
6.626%, (US SOFR 3 Month plus 1.312%), 7/15/33 144A	905,000	906
Dell International LLC 6.750%, 10/22/29 144A	100,000	101
DLLAA LLC, Series 2023-1A, Class A3 5.640%, 2/22/28 144A	395,000	399
DLLST LLC, Series 2024-1A, Class A3 5.050%, 8/20/27 144A	140,000	139
DLLST LLC, Series 2024-1A, Class A4 4.930%, 4/22/30 144A	40,000	40
Driven Brands Funding LLC, Series 2018-1A, Class A2 4.739%, 4/20/48 144A	193,213	190
Driven Brands Funding LLC, Series 2019-1A, Class A2 4.641%, 4/20/49 144A	133,000	129
Dryden Senior Loan Fund, Series 2020-86A, Class A1R
6.678%, (US SOFR 3 Month plus 1.362%), 7/17/34 144A	610,000	608
Elara HGV Timeshare Issuer LLC, Series 2017-A, Class A 2.690%, 3/25/30 144A	18,826	19

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class A 2.610%, 1/25/34 144A	106,343	101
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A 6.160%, 2/25/38 144A	256,817	261
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class C 7.300%, 2/25/38 144A	223,136	227
Enterprise Fleet Financing LLC, Series 2023-2, Class A2 5.560%, 4/22/30 144A	601,309	602
Exeter Automobile Receivables Trust, Series 2022-3A, Class C 5.300%, 9/15/27	190,000	189
Exeter Automobile Receivables Trust, Series 2022-4A, Class D 5.980%, 12/15/28	305,000	304
Exeter Automobile Receivables Trust, Series 2022-5A, Class C 6.510%, 12/15/27	965,000	970
Exeter Automobile Receivables Trust, Series 2023-1A, Class D 6.690%, 6/15/29	80,000	81
Finance of America HECM Buyout, Series 2022-HB2, Class A1A 4.000%, (AFC), 8/1/32 144A	395,867	388
FirstKey Homes Trust, Series 2020-SFR1, Class D 2.241%, 8/17/37 144A	1,080,000	1,018
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	655,000	611
Ford Credit Auto Lease Trust, Series 2023-B, Class B 6.200%, 2/15/27	150,000	152
Ford Credit Auto Lease Trust, Series 2023-B, Class C 6.430%, 4/15/27	285,000	290
Ford Credit Auto Owner Trust, Series 2020-1, Class B 2.290%, 8/15/31 144A	445,000	432
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	291
Ford Credit Auto Owner Trust, Series 2022-A, Class C 4.180%, 10/15/25	1,020,000	1,008
Ford Credit Auto Owner Trust, Series 2023-A, Class B 5.070%, 1/15/29	905,000	898
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C 5.750%, 5/15/28 144A	245,000	244
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D 6.620%, 5/15/28 144A	440,000	444
GM Financial Automobile Leasing Trust, Series 2022-3, Class C 5.130%, 8/20/26	585,000	580

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series 2023-1, Class B 5.030%, 9/18/28	155,000	155
GM Financial Automobile Leasing Trust, Series 2023-1, Class C 5.760%, 1/20/27	970,000	971
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C 1.050%, 5/18/26	225,000	220
Hardee’s Funding LLC, Series 2018-1A, Class A23 5.710%, 6/20/48 144A	269,325	256
Hardee’s Funding LLC, Series 2018-1A, Class A21I 4.959%, 6/20/48 144A Æ	666,225	660
Hardee’s Funding LLC, Series 2020-1A, Class A2 3.981%, 12/20/50 144A	1,006,200	906
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	165,257	157
Hilton Grand Vacations Trust, Series 2022-1D, Class A 3.610%, 6/20/34 144A	123,509	119
Hilton Grand Vacations Trust, Series 2023-1A, Class B 6.110%, 1/25/38 144A	678,541	685
Hilton Grand Vacations Trust, Series 2023-1A, Class C 6.940%, 1/25/38 144A	126,715	129
Home Partners of America Trust, Series 2022-1, Class A 3.930%, 4/17/39 144A	254,615	244
HPEFS Equipment Trust, Series 2021-2A, Class D 1.290%, 3/20/29 144A	340,000	333
HPEFS Equipment Trust, Series 2023-1A, Class C 5.910%, 4/20/28 144A	355,000	356
HPEFS Equipment Trust, Series 2023-2A, Class C 6.480%, 1/21/31 144A	125,000	127
HPEFS Equipment Trust, Series 2023-2A, Class D 6.970%, 7/21/31 144A	125,000	127
HPEFS Equipment Trust, Series 2024-1A, Class C 5.330%, 6/20/31 144A	680,000	677
Jamestown CLO, Ltd.
7.586%, (US SOFR 3 Month plus 2.262%), 4/25/30 144A	250,000	249
JPMorgan Chase Bank NA, Series 2021-2, Class D 1.138%, 12/26/28 144A	44,021	43
KKR Financial CLO, Ltd., Series 2021-29A, Class A
6.776%, (US SOFR 3 Month plus 1.462%), 1/15/32 144A	1,000,000	1,001

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Madison Park Funding, Ltd., Series 2017-23A, Class AR
6.551%, (US SOFR 3 Month plus 1.232%), 7/27/31 144A	688,482	688
Madison Park Funding, Ltd., Series 2017-23A, Class BR
7.131%, (US SOFR 3 Month plus 1.812%), 7/27/31 144A	710,000	710
Madison Park Funding, Ltd., Series 2019-37A, Class AR
6.646%, (US SOFR 3 Month plus 1.332%), 7/15/33 144A	450,000	450
Madison Park Funding, Ltd., Series 2022-33A, Class AR
6.604%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,025
Magnetite CLO, Ltd., Series 2020-25A, Class A
6.786%, (US SOFR 3 Month plus 1.462%), 1/25/32 144A	965,000	964
Marble Point CLO XII, Ltd., Series 2018-1A, Class A
6.586%, (US SOFR 3 Month plus 1.272%), 7/16/31 144A	370,637	370
Marble Point CLO, Ltd., Series 2018-2A, Class A12R
6.522%, (US SOFR 3 Month plus 1.200%), 1/20/32 144A	1,200,000	1,201
MidOcean Credit CLO XI, Ltd.
7.096%, (US SOFR 3 Month plus 1.730%), 10/18/33 144A	305,000	306
8.016%, (US SOFR 3 Month plus 2.650%), 10/18/33 144A	455,000	452
MMAF Equipment Finance LLC, Series 2021-A, Class A5 1.190%, 11/13/43 144A	100,000	92
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	47,955	45
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	235,989	221
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	131,657	125
MVW Owner Trust, Series 2021-1WA, Class B 1.440%, 1/22/41 144A	42,213	39
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	62,476	58
MVW Owner Trust, Series 2023-1A, Class A 4.930%, 10/20/40 144A	651,033	641
MVW Owner Trust, Series 2023-2A, Class A 6.180%, 11/20/40 144A	477,864	491
MVW Owner Trust, Series 2023-2A, Class B 6.330%, 11/20/40 144A	102,068	104
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	114,378	111
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	155,111	147
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	205,980	195

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	209,130	197
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	780,157	725
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	143,879	131
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	91,289	82
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	317,961	299
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	44,568	41
Navistar Financial Dealer Note Master Trust, Series 2023-1, Class A 6.180%, 8/25/28 144A	360,000	363
Nelnet Student Loan Trust, Series 2020-1A, Class A
6.184%, (US SOFR 1 Month plus 0.855%), 3/26/68 144A	84,311	84
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	533,963	484
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	187,331	171
Neuberger Berman CLO, Ltd., Series 2017-26A, Class BR
6.960%, (US SOFR 3 Month plus 1.662%), 10/18/30 144A	500,000	501
Neuberger Berman CLO, Ltd., Series 2019-32A, Class AR
6.561%, (US SOFR 3 Month plus 1.252%), 1/20/32 144A	250,000	250
Neuberger Berman CLO, Ltd., Series 2021-40A, Class A
6.636%, (US SOFR 3 Month plus 1.322%), 4/16/33 144A	270,000	270
Oaktree CLO, Ltd., Series 2022-2A, Class A1R
6.864%, (US SOFR 3 Month plus 1.550%), 7/15/33 144A	700,000	699
OCP CLO, Ltd., Series 2017-13A, Class A2R
7.126%, (US SOFR 3 Month plus 1.812%), 7/15/30 144A	760,000	760
Octane Receivables Trust, Series 2021-2A, Class A 1.210%, 9/20/28 144A	88,137	86
Octane Receivables Trust, Series 2022-1A, Class B 4.900%, 5/22/28 144A	395,000	389
Octane Receivables Trust, Series 2023-1A, Class A 5.870%, 5/21/29 144A	81,396	82
Octane Receivables Trust, Series 2023-1A, Class B 5.960%, 7/20/29 144A	225,000	224

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2023-3A, Class B 6.480%, 7/20/29 144A	135,000	136
Octane Receivables Trust, Series 2023-3A, Class C 6.740%, 8/20/29 144A	100,000	101
Octane Receivables Trust, Series 2023-3A, Class D 7.580%, 9/20/29 144A	100,000	104
OZLM Funding II, Ltd.
6.510%, (US SOFR 3 Month plus 1.200%), 7/30/31 144A	760,000	761
OZLM XXI, Ltd., Series 2017-21A, Class A1R
6.473%, (US SOFR 3 Month plus 1.150%), 1/20/31 144A	1,180,000	1,181
Planet Fitness Master Issuer LLC, Series 2018-A1, Class A2II 4.666%, 9/5/48 144A	803,250	786
Post Road Equipment Finance, Series 2024-1A, Class A2 5.590%, 11/15/29 144A	100,000	100
Progress Residential Trust, Series 2020-SFR2, Class A 2.078%, 6/18/37 144A	154,479	148
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B 1.833%, 12/15/31 144A	38,843	38
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C 5.916%, 8/16/32 144A	81,191	81
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B 6.451%, 12/15/32 144A	425,786	427
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class A2 5.644%, 12/15/33 144A	226,878	227
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class D 6.663%, 12/15/33 144A	280,000	281
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	141,528	141
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	450,000	424
Santander Drive Auto Receivables Trust, Series 2020-3, Class D 1.640%, 11/16/26	132,845	131
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	450,000	428
Santander Drive Auto Receivables Trust, Series 2023-1, Class C 5.090%, 5/15/30	260,000	257
Santander Retail Auto Lease Trust, Series 2021-B, Class D 1.410%, 11/20/25 144A	440,000	437
Santander Retail Auto Lease Trust, Series 2021-C, Class C 1.110%, 3/20/26 144A	365,000	362

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Retail Auto Lease Trust, Series 2022-B, Class B 3.850%, 3/22/27 144A	150,000	148
SBNA Auto Lease Trust, Series 2024-A, Class A3 5.390%, 11/20/26 144A	145,000	145
SBNA Auto Lease Trust, Series 2024-A, Class A4 5.240%, 1/22/29 144A	140,000	140
SCF Equipment Leasing Trust, Series 2023-1A, Class A3 6.170%, 5/20/32 144A	470,000	483
SEB Funding LLC 7.386%, 4/30/54 144A	600,000	606
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	160,000	159
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C 5.510%, 1/20/32 144A	55,000	55
Sierra Receivables Funding Co. LLC, Series 2019-2A, Class A 2.590%, 5/20/36 144A	82,924	82
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class A 2.340%, 7/15/38 144A	202,712	200
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C 3.510%, 7/20/37 144A	71,419	69
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class B 1.800%, 9/20/38 144A	112,229	105
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class C 1.950%, 9/20/38 144A	234,433	219
SMB Private Education Loan Trust, Series 2014-A, Class A3
6.940%, (US SOFR 1 Month plus 1.615%), 4/15/32 144A	20,332	20
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.540%, (US SOFR 1 Month plus 1.215%), 9/15/34 144A	58,424	58
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	80,099	78
SMB Private Education Loan Trust, Series 2018-B, Class A2B
6.160%, (US SOFR 1 Month plus 0.835%), 1/15/37 144A	191,665	191
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	94,843	86
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	680,281	619
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	458,736	416

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Symphony CLO I, Ltd., Series 2021-1A, Class B
7.036%, (US SOFR 3 Month plus 1.712%), 10/25/29 144A	815,000	799
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR
6.596%, (US SOFR 3 Month plus 1.282%), 1/15/34 144A	1,037,252	1,038
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
6.659%, (US SOFR 3 Month plus 1.342%), 4/20/33 144A	285,000	285
U.S. Bank NA, Series 2023-1, Class B 6.789%, 8/25/32 144A	213,126	214
Verdant Receivables LLC, Series 2023-1A, Class A2 6.240%, 1/13/31 144A	554,184	555
Wheels Fleet Lease Funding, Series 2023-2A, Class A 6.460%, 8/18/38 144A	775,000	781
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	306
World Omni Select Auto Trust, Series 2020-A, Class B 0.840%, 6/15/26	11,122	11
World Omni Select Auto Trust, Series 2020-A, Class C 1.250%, 10/15/26	310,000	306
World Omni Select Auto Trust, Series 2021-A, Class D 1.440%, 11/15/27	180,000	168
World Omni Select Auto Trust, Series 2023-A, Class B 5.870%, 8/15/28	445,000	447

Total		59,033

Mortgage Securities (13.3%)
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	45,263	42
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	263,355	222
Angel Oak Mortgage Trust, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	77,045	65
Angel Oak Mortgage Trust, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	251,565	208
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	79,348	66
Angel Oak Mortgage Trust, Series 2021-3, Class A1 1.068%, (AFC), 5/25/66 144A	183,446	154
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
6.473%, (US SOFR 1 Month plus 1.147%), 9/15/34 144A	935,000	935

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C
7.440%, (US SOFR 1 Month plus 2.115%), 9/15/38 144A	435,000	375
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	8,181	8
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5 2.500%, (AFC), 11/25/51 144A	315,042	274
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class A5 2.500%, (AFC), 12/25/51 144A	399,284	344
BCP Trust, Series 2021-330N, Class A
6.239%, (US SOFR 1 Month plus 0.914%), 6/15/38 144A	290,000	276
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	167,417	143
BPR Trust, Series 2021-TY, Class B
6.590%, (US SOFR 1 Month plus 1.265%), 9/25/38 144A	450,000	444
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1 1.699%, (AFC), 4/26/60 144A	253,161	232
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D
7.340%, (US SOFR 1 Month plus 2.015%), 8/15/38 144A	189,541	146
BX Commercial Mortgage Trust, Series 2019- IMC, Class A
6.371%, (US SOFR 1 Month plus 1.046%), 4/15/34 144A	100,000	100
BX Commercial Mortgage Trust, Series 2022- CSMO, Class B
8.466%, (US SOFR 1 Month plus 3.141%), 6/15/27 144A	570,000	572
BX Commerical Mortgage Trust, Series 2019- IMC, Class B
6.671%, (US SOFR 1 Month plus 1.346%), 4/15/34 144A	355,000	354
BX Trust, Series 2021-ARIA, Class C
7.085%, (US SOFR 1 Month plus 1.761%), 10/15/36 144A	330,000	325
BX Trust, Series 2021-VIEW, Class A
6.719%, (US SOFR 1 Month plus 1.395%), 6/15/36 144A	255,000	248
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	270,110	220
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.518%, (CSTR), 5/10/35 144A	435,000	411
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.518%, (CSTR), 5/10/35 144A	255,000	236
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	258,067	217
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	358,426	300

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Cold Storage Trust, Series 2020-ICE5, Class B
6.732%, (US SOFR 1 Month plus 1.415%), 11/15/37 144A	953,501	952
COLT Mortgage Loan Trust, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	22,761	21
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	245,289	200
COMM Mortgage Trust, Series 2014-CR15, Class B 3.956%, (CSTR), 2/10/47	236,202	228
COMM Mortgage Trust, Series 2014-CR19, Class AM 4.080%, 8/10/47	495,000	488
COMM Mortgage Trust, Series 2014-CR19, Class D 4.621%, (CSTR), 8/10/47 144A	185,000	164
COMM Mortgage Trust, Series 2014-UBS2, Class B 4.701%, 3/10/47	130,290	124
COMM Mortgage Trust, Series 2014-UBS5, Class A4 3.838%, 9/10/47	630,000	622
COMM Mortgage Trust, Series 2015-CR22, Class B 3.926%, (AFC), 3/10/48	235,000	218
COMM Mortgage Trust, Series 2015-CR22, Class C 4.066%, (CSTR), 3/10/48	440,000	398
COMM Mortgage Trust, Series 2017-PANW, Class D 3.935%, (CSTR, AFC), 10/10/29 144A	195,000	173
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1
6.320%, (US 30 Day Average SOFR plus 1.000%), 12/25/41 144A	201,832	202
Credit Suisse Mortgage Trust, Series 2019-
ICE4, Class C
6.803%, (US SOFR 1 Month plus 1.477%), 5/15/36 144A	513,722	513
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
6.973%, (US SOFR 1 Month plus 1.647%), 5/15/36 144A	403,995	404
Credit Suisse Mortgage Trust, Series 2020-NET, Class A 2.256%, 8/15/37 144A	193,672	180
Credit Suisse Mortgage Trust, Series 2020- NET, Class D 3.704%, (CSTR), 8/15/37 144A	445,000	409
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	296
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	22,878	23
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2 4.760%, 3/22/49 144A	115,000	108

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3 1.128%, (AFC), 5/25/65 144A	57,976	54
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	106,295	91
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	41,134	39
Ellington Financial Mortgage Trust, Series 2021-1, Class A1 0.797%, (AFC), 2/25/66 144A	57,430	48
Ellington Financial Mortgage Trust, Series 2021-1, Class A3 1.106%, (AFC), 2/25/66 144A	47,624	40
Ellington Financial Mortgage Trust, Series 2021-2, Class A3 1.291%, (AFC), 6/25/66 144A	147,208	118
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	155,703	122
Extended Stay America Trust, Series 2021-
ESH, Class C
7.139%, (US SOFR 1 Month plus 1.815%), 7/15/38 144A	438,843	438
Federal Home Loan Mortgage Corp.
1.500%, 2/1/36	619,080	539
2.500%, 1/1/52	550,004	460
2.500%, 4/1/52	296,308	248
3.000%, 11/1/34	30,270	28
3.500%, 3/1/46	30,318	28
3.500%, 12/1/47	272,141	248
4.000%, 12/1/49	84,886	80
4.500%, 4/1/38	355,359	350
4.500%, 5/1/50	49,872	48
5.000%, 12/1/41	104,908	105
5.500%, 8/1/53	537,824	537
6.000%, 9/1/34	931	1
6.000%, 2/1/35	17,742	18
6.000%, 9/1/35	5,861	6
6.000%, 2/1/53	294,748	302
7.000%, 3/1/39	33,289	34
7.500%, 6/1/38	28,845	30
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.865%, (CSTR), 5/25/47 144A	15,793	15
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	30,051	29
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	71,014	69
Federal Home Loan Mortgage Corp., Series K753, Class A1 4.600%, 6/25/30	332,360	332
Federal National Mortgage Association
2.000%, 10/1/50	206,798	165
2.500%, 1/1/52	763,885	637
3.000%, 4/1/24	99	–	π
3.000%, 9/1/28	117,807	113
3.000%, 12/1/34	69,978	66

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 3/1/35	29,773	28
3.000%, 6/1/52	1,109,380	955
3.500%, 5/1/27	104,670	102
3.500%, 4/1/46	186,023	170
3.500%, 2/1/48	324,657	296
3.500%, 1/1/52	123,212	111
4.000%, 1/1/47	50,746	48
4.000%, 2/1/49	10,233	10
4.000%, 11/1/49	30,250	28
4.000%, 12/1/49	10,095	9
4.000%, 8/1/52	188,233	175
4.000%, 9/1/52	954,918	886
4.500%, 5/1/40	39,450	39
4.500%, 9/1/40	34,410	34
4.500%, 5/1/41	68,252	67
4.500%, 8/1/48	20,194	20
4.500%, 9/1/48	18,904	18
4.500%, 10/1/48	136,456	132
4.500%, 11/1/48	27,210	26
4.500%, 12/1/48	144,057	139
4.500%, 5/1/49	80,211	78
4.500%, 1/1/50	17,911	17
4.500%, 7/1/52	1,175,251	1,119
4.500%, 8/1/52	723,486	689
5.000%, 10/1/33	55,818	56
5.000%, 6/1/40	33,947	34
5.000%, 7/1/45	50,771	51
5.000%, 9/1/48	48,311	48
5.000%, 2/1/49	21,910	22
5.000%, 8/1/49	17,307	17
5.000%, 10/1/52	361,508	353
5.000%, 9/1/53	308,365	302
5.500%, 8/1/37	33,740	34
5.500%, 2/1/38	128,761	131
5.500%, 10/1/53	342,379	342
6.000%, 3/1/34	28,935	30
6.000%, 8/1/34	78,983	82
6.000%, 11/1/34	2,896	3
6.000%, 12/1/34	1,084	1
6.000%, 4/1/35	1,871	2
6.000%, 5/1/38	1,283	1
6.000%, 10/1/40	64,359	67
6.000%, 2/1/49	266,204	280
6.000%, 7/1/53	310,877	315
6.000%, 8/1/53	2,297,945	2,329
6.500%, 7/1/32	8,921	9
6.500%, 12/1/32	8,466	9
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	12,414	12
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	158,792	145
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
6.635%, (US 30 Day Average SOFR plus 1.315%), 1/25/30	1,662	2

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
6.285%, (US 30 Day Average SOFR plus 0.965%), 10/25/30	118,377	118
Flagstar Mortgage Trust, Series 2020-1INV,
Class A11
6.000%, (US SOFR 1 Month plus 0.965%), 3/25/50 144A	96,200	91
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A 3.144%, 12/10/36 144A	300,000	293
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	24,753	22
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	24,616	23
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	10,709	10
Galton Funding Mortgage Trust, Series 2019- H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	244
Galton Funding Mortgage Trust, Series 2020- H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	237
Government National Mortgage Association 3.000%, 9/20/47	449,284	401
3.500%, 12/20/42	2,925	3
3.500%, 9/20/43	39,792	37
3.500%, 8/20/44	76,177	70
3.500%, 10/20/46	503	–	π
3.500%, 11/20/46	30,349	28
3.500%, 1/20/47	33,222	31
3.500%, 7/20/52	1,034,616	941
4.000%, 3/20/48	61,236	58
4.000%, 4/20/50	234,478	220
4.000%, 10/20/50	144,102	136
4.000%, 9/20/52	189,809	178
4.500%, 7/20/41	163,068	161
4.500%, 10/20/52	1,129,350	1,086
5.000%, 3/20/34	166,440	168
5.000%, 1/20/48	26,302	26
5.000%, 2/20/48	126,648	127
5.500%, 6/20/37	38,416	40
5.500%, 9/15/45	111,185	114
5.500%, 3/20/48	18,507	19
5.500%, 12/20/48	10,600	11
5.500%, 2/20/49	134,722	137
Government National Mortgage Association TBA 6.500%, 4/18/54	455,000	463
Great Wolf Trust, Series 2019-WOLF, Class A
6.673%, (US SOFR 1 Month plus 1.349%), 12/15/36 144A	114,730	115
Great Wolf Trust, Series 2019-WOLF, Class B
6.973%, (US SOFR 1 Month plus 1.649%), 12/15/36 144A	65,250	65
Great Wolf Trust, Series 2019-WOLF, Class C
7.272%, (US SOFR 1 Month plus 1.948%), 12/15/36 144A	207,265	207

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1 5.133%, (CSTR), 7/25/44 144A	2,701	3
GS Mortgage Securities Trust, Series 2021-
ROSS, Class B
7.040%, (US SOFR 1 Month plus 1.715%), 5/15/26 144A	390,000	311
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	235,974	194
Imperial Fund Mortgage Trust, Series 2022- NQM4, Class A1 4.767%, (AFC), 6/25/67 144A Σ	713,166	700
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
7.540%, (US SOFR 1 Month plus 2.215%), 9/15/29 144A	250,000	195
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
7.460%, (US SOFR 1 Month plus 2.135%), 10/15/33 144A	540,000	508
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
7.860%, (US SOFR 1 Month plus 2.535%), 10/15/33 144A	440,000	387
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
6.000%, (US SOFR 1 Month plus 0.945%), (AFC), 8/25/50 144A	41,131	39
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	66,958	59
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5 3.934%, 9/15/47	540,000	535
KIND Trust, Series 2021-KIND, Class C 7.194%, (US SOFR 1 Month plus 1.865%), 8/15/38 144A	575,276	557
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	312
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	64,104	60
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	85,565	80
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	108,752	93
Morgan Stanley Capital I Trust, Series 2014-150E, Class A 3.912%, 9/9/32 144A	610,000	534
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D
7.240%, (US SOFR 1 Month plus 1.915%), 12/15/36 144A	315,000	88
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	128,644	113

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2 7.530%, (AFC), 9/25/68 144A Σ	143,842	146
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7 2.500%, (AFC), 9/25/51 144A	769,730	671
NLT Trust, Series 2021-INV2, Class A3 1.520%, (AFC), 8/25/56 144A	205,454	170
OBX Trust, Series 2019-EXP2, Class 2A2 6.635%, (US SOFR 1 Month plus 1.315%), 7/25/59 144A	49,280	48
OBX Trust, Series 2019-EXP3, Class 2A1
6.344%, (US SOFR 1 Month plus 1.015%), (AFC), 10/25/59 144A	57,446	57
OBX Trust, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	138,343	122
OBX Trust, Series 2020-EXP1, Class 2A1
6.194%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	120,947	116
OBX Trust, Series 2020-EXP1, Class 2A2
6.394%, (US SOFR 1 Month plus 1.065%), 2/25/60 144A	71,975	65
OBX Trust, Series 2020-EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	171,247	145
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	42,812	36
OBX Trust, Series 2020-EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	147,588	128
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	38,645	34
OBX Trust, Series 2023-NQM10, Class A2 6.920%, (AFC), 10/25/63 144A Σ	95,562	96
OBX Trust, Series 2023-NQM9, Class A2 7.513%, (AFC), 10/25/63 144A Σ	93,607	95
ONE Park Mortgage Trust, Series 2021-PARK, Class B
6.389%, (US SOFR 1 Month plus 1.065%), 3/15/36 144A	755,000	721
ONE Park Mortgage Trust, Series 2021-PARK, Class C
6.539%, (US SOFR 1 Month plus 1.215%), 3/15/36 144A	405,000	381
SCG Mortgage Trust, Series 2023-NASH, Class A
7.716%, (US SOFR 1 Month plus 2.391%), 12/15/40 144A	380,000	382
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	19,418	18
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	44,791	41
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	2,853	3
SG Residential Mortgage Trust, Series 2020-2, Class A1 1.381%, (AFC), 5/25/65 144A	91,905	81
STACR Trust, Series 2021-DNA3, Class M2
7.420%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	402

Short-Term Bond Portfolio

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
STACR Trust, Series 2021-DNA5, Class M2
6.970%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	151,825	152
STACR Trust, Series 2021-DNA7, Class M1
6.170%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	153,901	154
STACR Trust, Series 2021-DNA7, Class M2
7.120%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	377
STACR Trust, Series 2022-DNA5, Class M1A
8.270%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	481,810	494
STACR Trust, Series 2023-HQA3, Class A1
7.170%, (US 30 Day Average SOFR plus 1.850%), 11/25/43 144A	166,916	169
STACR Trust, Series 2024-HQA1, Class A1
6.569%, (US 30 Day Average SOFR plus 1.250%), 3/25/44 144A	720,000	720
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	159,561	154
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	155,167	145
Starwood Mortgage Residential Trust, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	126,590	114
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	568,417	472
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 12/31/99 144A	105,319	90
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	35,738	35
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	1,162	1
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	33,849	33
Towd Point Mortgage Trust, Series 2022-4, Class A1 3.750%, (AFC), 9/25/62 144A	810,037	754
Uniform Mortgage Backed Security TBA 6.000%, 4/11/54	625,000	631
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4 2.500%, (AFC), 9/25/51 144A	144,803	125
Verus Securitization Trust, Series 2019-INV2, Class A1 3.913%, (AFC), 7/25/59 144A	51,519	49
Verus Securitization Trust, Series 2019-INV2, Class A2 4.117%, (AFC), 7/25/59 144A	69,221	66
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	37,328	37

Structured Products (28.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A Σ	60,048	56
Verus Securitization Trust, Series 2020-INV1, Class A1 1.977%, (AFC), 4/25/60 144A	6,174	6
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	76,459	67
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	62,419	55
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	143,882	124
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	106,112	93
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	193,941	161
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	759,919	657
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	45,002	41
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	150,884	133
Verus Securitization Trust, Series 2022-1, Class A3 3.288%, (AFC), 1/25/67 144A	838,356	737
Verus Securitization Trust, Series 2022-6, Class A1 4.910%, (AFC), 6/25/67 144A Σ	211,662	209
Verus Securitization Trust, Series 2023-6, Class A2 6.939%, (AFC), 9/25/68 144A Σ	254,530	256
Verus Securitization Trust, Series 2023-7, Class A2 7.272%, (AFC), 10/25/68 144A Σ	312,776	317
Verus Securitization Trust, Series 2023-8, Class A2 6.664%, (AFC), 12/25/68 144A Σ	206,866	208
Verus Securitization Trust, Series 2023-INV3, Class A2 7.330%, (AFC), 11/25/68 144A	538,201	545
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	40,532	37
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	34,481	34

Total		51,065

Total Structured Products (Cost: $114,157)		110,098

Short-Term Bond Portfolio

Short-Term Investments (1.5%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (1.3%)
Bacardi, Ltd. 0.000%, 4/25/24	1,025,000	1,020
Crown Castle, Inc. 0.000%, 4/30/24	1,015,000	1,010
International Flavors & Fragrances, Inc. 0.000%, 4/3/24	1,020,000	1,019
VF Corp. 0.000%, 7/23/24	1,005,000	987
Walgreens Boots Alliance, Inc. 0.000%, 4/15/24	1,015,000	1,012

Total		5,048

Financial (0.2%)
Ally Financial, Inc. 3.875%, 5/21/24	840,000	837

Total		837

Total Short-Term Investments (Cost: $5,886)		5,885

Total Investments (99.2%) (Cost: $388,749)@		382,047

Other Assets, Less Liabilities (0.8%)		3,009

Net Assets (100.0%)		385,056

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	1,800	18	6/24	$1,926	$(3)	$5
Ten-Year US Treasury Note Future	Short	USD	6,100	61	6/24	6,759	(23)	5
Two-Year US Treasury Note Future	Long	USD	93,000	465	6/24	95,085	(88)	(86)
Ultra Long Term US Treasury Bond Future	Short	USD	600	6	6/24	774	(12)	(3)
Ultra Ten-Year US Treasury Note Future	Short	USD	6,200	62	6/24	7,106	(34)	1
							$(160)	$(78)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$11	$11	$–	$(89)	$(89)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024 the value of these securities (in thousands) was $125,965 representing 32.7% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2024, the aggregate value of these securities was $3,630 (in thousands), representing 1.0% of net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
b	Part or all of the security has been pledged as collateral.
Æ	Security valued using significant unobservable inputs.
π	Amount is less than one thousand.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Short-Term Bond Portfolio

@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $388,749 and the net unrealized depreciation of investments based on that cost was $6,862 which is comprised of $1,020 aggregate gross unrealized appreciation and $7,882 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$432	$—
Corporate Bonds	—	180,122	—
Governments	—	85,510	—
Structured Products
Asset Backed Securities	—	58,108	925
Mortgage Securities	—	51,065	—
Short-Term Investments	—	5,885	—

Total Assets:	$—	$381,122	$925

Liabilities:
Other Financial Instruments^
Futures	(160)	—	—

Total Liabilities:	$(160)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2024.

For the period ended March 31, 2024, there was a transfer from Level 2 to Level 3 in the amount of $660 (in thousands). This transfer was the result of a decrease in the quantity of observable inputs for the security that was previously priced by a third party vendor.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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